Operating Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2023
Operating Lease Right-of-Use Assets, Net [Abstract]
OPERATING LEASE RIGHT-OF-USE ASSETS, NET

NOTE 9 – OPERATING LEASE RIGHT-OF-USE ASSETS, NET

Operating lease right -of-use assets, net were as follows as of June 30, 2023 and 2022:

	2022	Increase/ (Decrease)	Exchange rate translation	2023
Shou Hill Valley Area	$2,235,003	$-	$(159,108)	$2,075,895
Villas	2,205,984	-	(157,042)	2,048,942
Farmland*	2,235,003	-	(159,108)	2,075,895
Base Station Tower	260,356	-	(18,534)	241,822
Office	161,279	(154,873)	(6,406)	-
Warehouse**	-	742,901	(24,346)	718,555
Total right-of-use assets, at cost	7,097,625	588,028	(524,544)	7,161,109
Less: accumulated amortization	(1,047,160)	(520,859)	41,212	(1,526,807)
Right-of-use assets, net	$6,050,465	$67,169	(483,332)	$5,634,302

*	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.

**	On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023.

The Company recognized lease expense for the operating lease right-of-use assets Shou Hill Valley Area and Villas over the lease periods which are 20 years. The Company recognized lease expense for the operating lease right-of-use asset Base Station Tower over the lease period which is 10 years. The Company recognized lease expense for the operating lease right-of-use asset Farmland over the lease period which is 12.5 years. The Company recognized lease expense for the operating lease right-of-use asset Office over the lease period which is 3 years and terminated on December 31, 2022. The Company recognized lease expense for the operating lease right-of-use asset Warehouse over the lease contract period, which was nine years. For the year ended June 30, 2023, amortization of the operating lease right-of-use assets amounted to $430,112 and the interest on lease liabilities amounted to $65,924.